Equity and Other Equity Items - Schedule of Dividends Declared and Paid (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Equity [abstract]
Dividends		¥ 140,474	¥ 140,365	¥ 142,387	¥ 141,859	¥ 141,860	¥ 141,858
Dividends (in JPY per share)		¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	¥ 140,475
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	¥ 90.00